Financial Instruments	12 Months Ended
Dec. 31, 2017
Financial Instruments
Financial Instruments

14.Financial Instruments

The Group’s financial instruments presented in the consolidated statements of financial position included cash and cash equivalents, temporary investments, accounts and notes receivable, a long-term loan receivable from GTAC, Warrants that are exercisable for UHI’s common stock, debt securities classified as held-to-maturity investments, investments in securities in the form of an open-ended fund classified as available- for-sale investments, accounts payable, debt, finance lease obligations, other notes payable, and derivative financial instruments. For cash and cash equivalents, temporary investments, accounts receivable, accounts payable, and short-term notes payable due to banks and other financial institutions, the carrying amounts approximate fair value due to the short maturity of these instruments. The fair value of the Group’s long-term debt securities are based on quoted market prices.

The fair value of long-term loans that the Group borrowed from leading Mexican banks (see Note 13) has been estimated using the borrowing rates currently available to the Group for bank loans with similar terms and average maturities. The fair value of held-to-maturity securities, available-for- sale investments, and currency option and interest rate swap agreements were determined by using valuation techniques that maximize the use of observable market data.

The carrying and estimated fair values of the Group’s non-derivative financial instruments as of December 31, 2017 and 2016, were as follows:

	2017				2016
	Carrying Value		Fair Value		Carrying Value		Fair Value
Assets:
Cash and cash equivalents	Ps.	38,734,949	Ps.	38,734,949	Ps.	47,546,083	Ps.	47,546,083
Temporary investments	6,013,678		6,013,678		5,498,219		5,498,219
Trade notes and accounts receivable, net	24,727,073		24,727,073		24,906,452		24,906,452
Warrants issued by UHI (see Note 9)	36,395,183		36,395,183		38,298,606		38,298,606
Long-term loan and interest receivable from GTAC (see Note 10)	929,516		937,137		881,740		889,054
Held-to-maturity investments (see Note 9)	287,605		284,443		335,833		334,807
Available-for-sale investments (see Note 9)	7,297,577		7,297,577		6,456,392		6,456,392

Liabilities:
Senior Notes due 2018, 2025, 2032 and 2040	Ps.	29,557,650	Ps.	36,635,229	Ps.	41,271,200	Ps.	45,615,860
Senior Notes due 2045	19,705,100		20,068,856		20,635,600		17,713,393
Senior Notes due 2037 and 2043	11,000,000		9,171,610		11,000,000		8,744,050
Senior Notes due 2026 and 2046	23,646,120		27,294,835		24,762,720		24,810,017
Notes due 2020	10,000,000		9,702,300		10,000,000		9,791,680
Notes due 2021	6,000,000		6,090,900		6,000,000		5,953,980
Notes due 2022	5,000,000		5,063,300		5,000,000		4,942,230
Notes due 2027	4,500,000		4,442,940		—		—
Short and long-term notes payable to Mexican banks	14,142,027		13,917,175		9,618,686		9,331,330
Finance lease obligations	5,622,774		5,360,933		6,391,826		5,763,903
Other notes payable	3,684,060		3,319,414		4,853,025		4,143,984

The carrying values (based on estimated fair values), notional amounts, and maturity dates of the Group’s derivative financial instruments as of December 31, 2017 and 2016, were as follows:

December 31, 2017: Derivative Financial Instruments	Carrying Value		Notional Amount		Maturity Date
Assets:
Derivatives not recorded as accounting hedges:
TVI’s options (a)	Ps.	100,700	U.S.$	96,250	December 2018
Empresas Cablevisión options (b)	110,137		U.S.$	115,000	December 2018
Options (c)	795,010		U.S.$	779,250	December 2018
Forward (d)	397,037		U.S.$	230,400	January 2018 through December 2018
Derivatives recorded as accounting hedges (cash flow hedges):
TVI’s interest rate swap (e)	61,997		Ps.	1,296,783	April 2019 through May 2022
TVI’s interest rate swap (f)	22,112		Ps.	1,370,868	April 2022
Interest rate swap (g)	344,958		Ps.	6,000,000	April 2021
Interest rate swap (h)	241,561		Ps.	5,000,000	May 2022
Interest rate swap (i)	43,222		Ps.	2,000,000	October 2022
Interest rate swap (j)	31,906		Ps.	1,500,000	October 2022
Interest rate swap (k)	3,077		Ps.	1,000,000	February 2023
Forward (l)	112,157		U.S.$	224,000	January 2018 through November 2018

Total assets	Ps.	2,263,874

December 31, 2016: Derivative Financial Instruments	Carrying Value		Notional Amount		Maturity Date
Assets:
Derivatives not recorded as accounting hedges:
TVI’s interest rate swap (e)	Ps.	72,003	Ps.	1,376,667	April 2019 through May 2022
Derivatives recorded as accounting hedges (cash flow hedges):
Interest rate swap (g)	351,773		Ps.	6,000,000	April 2021
Interest rate swap (h)	223,994		Ps.	2,500,000	May 2022

Total assets	Ps.	647,770

Liabilities:
Derivatives recorded as accounting hedges (cash flow hedges):
Interest rate swap (m)	Ps.	5,508	Ps.	1,250,000	September 2017 through March 2018

Total liabilities	Ps.	5,508

(a)

In July 2017, TVI entered into a derivative transaction agreement (“Call” and “Put” options) of a total principal amount of U.S.$96.3 million. As a result of the change in fair value of these agreements, in the year ended December 31, 2017, TVI recorded a gain of Ps.70,409 in consolidated other finance income or expense.

(b)

In July 2017, Empresas Cablevision entered into a derivative transaction agreement (“Call” and “Put” options) of a total principal amount of U.S.$115.0 million. As a result of the change in fair value of these agreements, in the year ended December 31, 2017, Empresas Cablevision recorded a gain of Ps.80,464 in consolidated other finance income or expense.

(c)

In July 2017, the Company entered into a derivative transaction agreement (“Call” and “Put” options) of a total principal amount of U.S.$779.3 million. As a result of the change in fair value of these agreements, in the year ended December 31, 2017, the Company recorded a gain of Ps.558,280, in consolidated other finance income or expense.

(d)

As of December 31, 2017, the Company had foreign currency contracts (forward) in the aggregate notional amount of U.S.$230.4 million at an average rate of Ps.18.5439. As a result of the change in fair value of these agreements, in the year ended December 31, 2017, the Company recorded a gain of Ps.397,037, in consolidated other finance income or expense.

(e)

TVI has entered into several derivative transaction agreements (interest rate swaps)with two financial institutions from August 2013 through May 2022 to hedge the variable interest rate exposure resulting from Mexican peso loans of a total principal amount of Ps.1,296,783 and Ps.1,376,667, as of December 31, 2017 and 2016, respectively. Under these agreements, the Company receives monthly payments based on aggregate notional amounts of Ps.1,296,783 and Ps.1,376,667 and makes payments based on the same notional at annual fixed rate of in the range of 4.850% and 5.585%. TVI has recognized the change in fair value of this transaction as an accounting hedge, and recorded a gain of Ps.3,024 in other comprehensive income or loss as of December 31, 2017. In the years ended as of December 31, 2017, 2016 and 2015, TVI recorded a gain (loss) of Ps.10,204, Ps.64,877 and Ps.(28,659), respectively, in consolidated other finance income or expense.

(f)

In March and April 2017, TVI entered into several derivative transaction agreements (interest rate swaps)   with two financial institutions through April 2022 to hedge the variable interest rate exposure resulting from Mexican peso loan of a total principal amount of Ps.1,370,868.

Under these agreements, the Company receives monthly payments based on aggregate notional amount of Ps.1,370,868 at an annual variable rate of 28-days TIIE and makes monthly payments based on the same notional amount at an annual fixed rate of 7.2663%. The Company has recognized the change in fair value of this transaction as an accounting hedge, and recorded a gain of Ps.22,112 in other comprehensive income or loss as of December 31, 2017. TVI recorded a loss of Ps.459 for this transaction agreement in consolidated other finance income or expense.

(g)

The Company has entered into a derivative transaction agreement (interest rate swap) through April 2021 to hedge the variable interest rate exposure resulting from TIIE plus 0.35% Notes due 2021. Under this transaction, the Company receives 28-day TIIE payments based on a principal amount of Ps.6,000,000 and makes 28-day payments based on the same notional amount at an annual fixed rate of 5.9351%. The Company has recognized the change in fair value of this transaction as an accounting hedge, and recorded a cumulative gain (loss) of Ps.344,958 and Ps.351,773 in other comprehensive income or loss as of December 31, 2017 and 2016, respectively. In the years ended December 31, 2017 and 2016, the Company recorded a gain (loss) of Ps.58,278 and Ps.(102,641), respectively, for this transaction agreement in consolidated other finance income of expense.

(h)

In February and March 2017, January and February 2016, and June 2015, the Company entered into derivative transaction agreements (interest rate swaps)   through May 2022 to hedge the variable interest rate exposure resulting from TIIE plus 0.35% Notes due 2022. Under these transactions, the Company receives 28-day TIIE payments based on a principal amount of Ps.5,000,000 and Ps.2,500,000 as of December 31, 2017 and 2016, respectively, and makes 28-day payments based on the same notional amount at an annual weighted average fixed rate of 6.5716% and 5.6148%, respectively. The Company has recognized the change in fair value of this transaction as an accounting hedge, and recorded a cumulative gain of Ps.241,561 and Ps.223,994 in other comprehensive income or loss as of December 31, 2017 and 2016, respectively. In the years ended December 31, 2017 and 2016, the Company recorded a gain (loss) of Ps.26,457 and Ps.(29,059), respectively, for this transaction agreement in consolidated other finance income or expense.

(i)

In November 2017, the Company entered into a derivative transaction agreement (interest rate swap) through October 2022 to hedge the variable interest rate exposure resulting from a Mexican peso loan of a total principal amount of Ps.2,000,000. Under this transaction, the Company receives monthly payments based on an aggregate notional amount of Ps.2,000,000, at an annual variable rate of 28 days of TIIE and makes monthly payments based on the same notional amount at an annual fixed rate of 7.3275%. The Company has recognized the change in fair value of this transaction as an accounting hedge, and recorded a cumulative gain of Ps.43,222 in other comprehensive income or loss as of December 31, 2017.

(j)

In November and December 2017, the Company entered into a derivative transaction agreement (interest rate swap) through October 2022 to hedge the variable interest rate exposure resulting from a Mexican peso loan of a total principal amount of Ps.1,500,000. Under this transaction, the Company receives monthly payments based on an aggregate notional amount of Ps.1,500,000, at an annual variable rate of 28 days of TIIE and makes monthly payments based on the same notional amount at an annual fixed rate of 7.35%. The Company has recognized the change in fair value of this transaction as an accounting hedge, and recorded a cumulative gain of Ps.31,906, in other comprehensive income or loss as of December 31, 2017.

(k)

In December 2017, the Company entered into a derivative transaction agreement (interest rate swap) through February 2023 to hedge the variable interest rate exposure resulting from a Mexican peso loan of a total principal amount of Ps.1,000,000. Under this transaction, the Company receives monthly payments based on an aggregate notional amount of Ps.1,000,000, at an annual variable rate of 28 days of TIIE and makes monthly payments based on the same notional amount at an annual fixed rate of 7.795%. The Company has recognized the change in fair value of this transaction as an accounting hedge, and recorded a cumulative gain of Ps.3,077 in other comprehensive income or loss as of December 31, 2017.

(l)

In March, April, May and June 2017, the Company entered into derivative contracts of foreign currency forward to fix the exchange rate for the purchase of U.S.$224.0 million at an average exchange rate of Ps.19.6907. The Company has recognized the change in fair value of this transaction as an accounting hedge, and recorded a cumulative gain of Ps.112,157 for this transaction agreement in other comprehensive income or loss as of December 31, 2017. In 2017, the Company recorded a loss of Ps.292,326 in consolidated other finance income or expense.

(m)

The Company has entered into a derivative transaction agreement (interest rate swap) through March 2018 to hedge the variable interest rate exposure resulting from a Mexican peso loan of a total principal amount of Ps.1,250,000 as of December 31, 2016. Under this transaction, the Company receives monthly payments based on an aggregate notional amount of Ps.2,500,000 through March 2016, Ps.1,250,000 through September 2017, and Ps.625,000 through March 2018, at an annual variable rate of TIIE and makes monthly payments based on the same notional amount at an annual fixed rate of 7.4325%. The Company has recognized the change in fair value of this transaction in other comprehensive income or loss, and in consolidated other finance income or expense at the time of the interest payments. The Company has recognized the change in fair value of this transaction as an accounting hedge, and recorded a cumulative loss of Ps.5,508 in other comprehensive income or loss as of December 31, 2016. In the years ended December 31, 2017 and 2016, the Company recorded a loss of Ps.5,140 and Ps.79,999, respectively, for this transaction agreement in consolidated other finance expense (see Note 13).

Fair Value Measurement

Assets and Liabilities Measured at Fair Value on a Recurring Basis

All fair value adjustments as of December 31, 2017 and 2016 represent assets or liabilities measured at fair value on a recurring basis. In determining fair value, the Group’s financial instruments are separated into three categories: temporary investments, available-for-sale investments and derivative financial instruments.

Financial assets and liabilities measured at fair value as of December 31, 2017 and 2016:

	Balance as of December 31, 2017		Quoted Prices in Active Markets for Identical Assets (Level 1)		Internal Models with Significant Observable Inputs (Level 2)		Internal Models with Significant Unobservable Inputs (Level 3)

Assets:
Temporary investments	Ps.	6,013,678	Ps.	6,013,678	Ps.	—	Ps.	—
Available—for—sale financial assets:
Available—for—sale investments	7,297,577		—		7,297,577		—
Warrants issued by UHI	36,395,183		—		—		36,395,183
Derivative financial instruments	2,263,874		—		2,263,874		—

Total	Ps.	51,970,312	Ps.	6,013,678	Ps.	9,561,451	Ps.	36,395,183

	Balance as of December 31, 2016		Quoted Prices in Active Markets for Identical Assets (Level 1)		Internal Models with Significant Observable Inputs (Level 2)		Internal Models with Significant Unobservable Inputs (Level 3)

Assets:
Temporary investments	Ps.	5,498,219	Ps.	5,498,219	Ps.	—	Ps.	—
Available—for—sale financial assets:
Available—for—sale investments	6,456,392		—		6,456,392		—
Warrants issued by UHI	38,298,606		—		—		38,298,606
Derivative financial instruments	647,770		—		647,770		—

Total	Ps.	50,900,987	Ps.	5,498,219	Ps.	7,104,162	Ps.	38,298,606

Liabilities:
Derivative financial Instruments	Ps.	5,508	Ps.	—	Ps.	5,508	Ps.	—

Total	Ps.	5,508	Ps.	—	Ps.	5,508	Ps.	—

The table below presents the reconciliation for all assets and liabilities measured at fair value using internal models with significant unobservable inputs (Level 3) during the years ended December 31, 2017 and 2016:

	2017		2016
Balance at beginning of year:	Ps.	38,298,606	Ps.	35,042,577
Included in other comprehensive income	(1,903,423)		3,256,029

Balance at the end of year	Ps.	36,395,183	Ps.	38,298,606

Temporary Investments

Temporary investments include highly liquid securities, including without limitation debt with a maturity of three months, or over, and up to one year at the consolidated statement of financial position date, stock and other financial instruments, or a combination thereof, denominated principally in U.S. dollars and Mexican pesos (see Notes 2 (f) and 6).

Temporary investments are generally valued using quoted market prices or alternative pricing sources with reasonable levels of price transparency. The types of instruments valued based on quoted market prices in active markets include mostly fixed short-term deposits, equities and corporate fixed income securities denominated in U.S. dollars and Mexican pesos. Such instruments are classified in Level 1 or Level 2 depending on the observability of the significant inputs.

Available-for-Sale Financial Assets

Investments in debt securities or with readily determinable fair values, not classified as held-to-maturity are classified as “available-for-sale,” and are recorded at fair value with unrealized gains and losses included in consolidated stockholders’ equity as accumulated other comprehensive result.

Available-for-sale financial assets are generally valued using quoted market prices or alternative pricing sources with reasonable levels of price transparency. Such instruments are classified in Level 1, Level 2, and Level 3 depending on the observability of the significant inputs.

As of December 31, 2014, the Group has made judgments and used several estimates and assumptions for determining the fair value calculations of the UHI Convertible Debentures due 2025, the UHI embedded derivative and the shares of common stock of Imagina. These estimates and assumptions include, among others, expected long-term growth rates and operating margins, which are used to calculate projected future cash flows. The Group also utilizes risk-adjusted discount rates to determine weighted average cost of capital. All of our estimates are based on historical data, internal estimates and observable external sources when available, and are consistent with the strategic plans of the underlying business.

Available-for-Sale Investments — Open Ended Fund

The Group has an investment in an open ended fund that has as a primary objective to achieve capital appreciation by using a broad range of strategies through investments and transactions in telecom, media and other sectors across global markets, including Latin America and other emerging markets. Shares may be redeemed on a quarterly basis at the NAV per share as of such redemption date (see Notes 4 and 9).

UHI Convertible Debentures due 2025

As described in Note 9, through July 2015, the Group held an investment in Convertible Debentures due 2025 issued by UHI, the parent company of Univision, in the principal amount of U.S.$1,125 million (Ps.16,606,463), which were convertible at the Company’s option into additional shares equivalent to approximately 30% equity stake of UHI, subject to existing laws and regulations in the United States, and other conditions. The Group’s option of converting these debentures into an equity stake of UHI was accounted for as an embedded derivative with changes in fair value recognized in consolidated income.

The Group determined the fair value of the Convertible Debentures using the income approach based on post-tax discounted cash flows. The income approach requires management to make judgments and involves the use of significant estimates and assumptions. These estimates and assumptions include long-term growth rates and operating margins used to calculate projected future cash flows, risk-adjusted discount rates based on weighted average cost of capital within a range of 8% to 10%, among others. The Group’s estimates for market growth were based on historical data, various internal estimates and observable external sources when available, and are based on assumptions that are consistent with the strategic plans and estimates used to manage the underlying business. Since the described methodology is an internal model with significant unobservable inputs, the Convertible Debentures were classified in Level 3.

In the case of the embedded derivative in the UHI Convertible Debentures, the Group used recognized industry standard option pricing models (“OPM”). The OPM requires management to make judgments and involves the use of significant estimates and assumptions. These estimates and assumptions include UHI stock’s spot price at valuation date and the stocks expected volatility. UHI stock’s spot price at valuation date was obtained by using a discounted projected cash flow model that used the inputs described in the paragraph above. UHI stock’s volatility was obtained from publicly available information about comparable companies’ stock through determining an average of such companies’ annual volatility. Since the described methodology is an internal model with significant unobservable inputs, the UHI embedded derivative was classified as Level 3.

UHI Warrants

As described in Note 3, in July 2015, the Group exchanged its investment in U.S.$1,125 million principal amount of Convertible Debentures due 2025 issued by UHI for Warrants that are exercisable for UHI’s common stock.

The Group determined the fair value of its investment in Warrants using the Black-Scholes pricing model (“BSPM”). The BSPM involves the use of significant estimates and assumptions. These estimates and assumptions include the UHI stock’s spot price at valuation date and the stock’s expected volatility. UHI stock’s price at valuation date was obtained by using a discounted projected cash flow model. UHI stock’s volatility was obtained from publicly available information of comparable companies’ stock through determining an average of such companies’ annual volatility. Since the described methodology was an internal model with significant unobservable inputs, the UHI Warrants are classified as Level 3.

Unobservable inputs used as of December 31, 2017 and 2016, included UHI stock’s spot price of U.S.$402 and U.S.$404 per share, respectively, and UHI stock’s expected volatility of 32%, in both years.

Disclosures for Each Class of Assets and Liabilities Subject to Recurring Fair Value Measurements Categorized Within Level 3

The Corporate Finance Department of the Company has established rules for a proper portfolio asset classification according to the fair value hierarchy defined by the IFRSs. On a monthly basis, any new assets recognized in the portfolio are classified according to this criterion. Subsequently, there is a quarterly review of the portfolio in order to analyze the need for a change in classification of any of these assets.

Sensitivity analysis is performed on the Group’s investments with significant unobservable inputs (Level 3) in order to obtain a reasonable range of possible alternative valuations. This analysis is carried out by the Corporate Finance Department of the Company.

As of December 31, 2017 and 2016, the effect on consolidated income and consolidated equity of changing the main assumptions used for the measurement of Level 3 financial instruments for other reasonably possible models, taking the highest or lowest value of the range reasonably possible, would be as follows:

			Potential Impact on Consolidated Income Statement				Potential Impact on Consolidated Equity
Financial Assets Level 3	Main Assumptions Used	Sensitivity	Most Favorable Assumptions 2017		Least Favorable Assumptions 2017		Most Favorable Assumptions 2017		Least Favorable Assumptions 2017
Warrants issued by UHI	Price per Share	+/-10%	Ps.	—	Ps.	—	Ps.	3,639,595	Ps.	(3,639,595)

Total			Ps.	—	Ps.	—	Ps.	3,639,595	Ps.	(3,639,595)

			Potential Impact on Consolidated Income Statement				Potential Impact on Consolidated Equity
Financial Assets Level 3	Main Assumptions Used	Sensitivity	Most Favorable Assumptions 2016		Least Favorable Assumptions 2016		Most Favorable Assumptions 2016		Least Favorable Assumptions 2016
Warrants issued by UHI	Price per Share	+/-10%	Ps.	—	Ps.	—	Ps.	3,829,937	Ps.	(3,829,937)

Total			Ps.	—	Ps.	—	Ps.	3,829,937	Ps.	(3,829,937)

Derivative Financial Instruments

Derivative financial instruments include swaps, forwards and options (see Notes 2 (v) and 4).

The Group’s derivative portfolio is entirely over-the-counter (“OTC”). The Group’s derivatives are valued using industry standard valuation models; projecting future cash flows discounted to present value, using market-based observable inputs including interest rate curves, foreign exchange rates, and forward and spot prices for currencies.

When appropriate, valuations are adjusted for various factors such as liquidity, bid/offer spreads and credit spreads considerations. Such adjustments are generally based on available market evidence. In the absence of such evidence, management’s best estimate is used. All derivatives are classified in Level 2.

Assets and Liabilities Measured at Fair Value on a Non-Recurring Basis

The majority of the Group’s non-financial instruments, which include goodwill, intangible assets, inventories, transmission rights and programming and property, plant and equipment, are not required to be carried at fair value on a recurring basis. However, if certain triggering events occur (or at least annually in the fourth quarter for goodwill and indefinite-lived intangible assets) such that a non-financial instrument is required to be evaluated for impairment, a resulting asset impairment would require that the non-financial instrument be recorded at the lower of carrying amount or its fair value.

The impairment test for goodwill involves a comparison of the estimated fair value of each of the Group’s reporting units to its carrying amount, including goodwill. The Group determines the fair value of a reporting unit using a combination of a discounted cash flow analysis and a market- based approach, which utilize significant unobservable inputs (Level 3) within the fair value hierarchy. The impairment test for intangible assets not subject to amortization involves a comparison of the estimated fair value of the intangible asset with its carrying value. The Group determines the fair value of the intangible asset using a discounted cash flow analysis, which utilizes significant unobservable inputs (Level 3) within the fair value hierarchy. Determining fair value requires the exercise of significant judgment, including judgment about appropriate discount rates, perpetual growth rates, the amount and timing of expected future cash flows for a period of time that comprise five years, as well as relevant comparable company earnings multiples for the market-based approach.

Once an asset has been impaired, it is not remeasured at fair value on a recurring basis; however, it is still subject to fair value measurements to test for recoverability of the carrying amount.